                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2003


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Creedon Capital Management, LLC
Address:   123 Second Street, Suite 120
           Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein         Sausalito, California       February 13 , 2004
-----------------------     ---------------------       ------------------
    [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:            0
                                           --------

Form 13F Information Table Entry Total:       64
                                           --------

Form 13F Information Table Value Total:    $1,848,205
                                           ----------
                                           (thousands)


List of Other Included Managers:

None

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Creedon Keller & Partners, Inc. 13F Information Table (12/31/03)

31-Dec-03

                                                                    Market      SHR/PRN            PUT   Investment   Other
NAME OF ISSUER                   TYPE OF CLASS          CUSIP     Value(x1000)  Amount   SHR/PRN  /CALL  Discretion  Managers  SOLE
--------------                   -------------          -----     ------------
ACXIOM CORP 3.75% 2009 REG       CONVERTIBLE BONDS      005125AB5    27,699    23,700,000  PRN                          x        x
ADVANCED MICRO DEVICES INC       CONVERTIBLE BONDS      007903AE7    10,263    10,000,000  PRN                          x        x
AGERE SYSTEMS 6.5 12/09          CONVERTIBLE BONDS      00845VAA8    80,284    58,495,000  PRN                          x        x
AGILENT TECHNOLOGIES INC         CONVERTIBLE BONDS      00846UAB7    40,467    36,830,000  PRN                          x        x
AMERISOURCE HEALTH 5% 2007       CONVERTIBLE BONDS      03071PAD4    24,546    20,349,000  PRN                          x        x
AMGEN 0% 2032                    CONVERTIBLE BONDS      031162AE0     2,643     3,500,000  PRN                          x        x
ANNTAYLOR STORES CORP .55% 201   CONVERTIBLE BONDS      036115AC7    21,641    29,000,000  PRN                          x        x
AON CORP 3.5% 2012               CONVERTIBLE BONDS      037389AT0     9,300     7,500,000  PRN                          x        x
ATMEL CORP 0% 2021 REG           CORPORATE BONDS        049513AE4     4,300    10,000,000  PRN                          x        x
AVAYA 0% 2021                    CORPORATE BONDS        053499AA7    27,600    46,000,000  PRN                          x        x
BARNES & NOBLE INC               CONVERTIBLE BONDS      067774AD1    16,303    14,991,000  PRN                          x        x
BEST BUY .684% 2021              CONVERTIBLE BONDS      086516AD3     3,788     5,000,000  PRN                          x        x
BEST BUY 2.25% 2022              CONVERTIBLE BONDS      086516AF8     4,350     4,000,000  PRN                          x        x
BRINKER INTL 0% 2021             CONVERTIBLE BONDS      109641AC4    55,315    82,100,000  PRN                          x        x
CBRL GROUP INC COM               CONVERTIBLE BONDS      12489VAB2     6,141    12,500,000  PRN                          x        x
CENDANT CORP                     CONVERTIBLE BONDS      151313AN3    54,153    50,026,000  PRN                          x        x
CENTURYTEL 4.75% 2032            CONVERTIBLE BONDS      156700AH9    31,145    27,350,000  PRN                          x        x
CEPHALON                         CONVERTIBLE BONDS      156708AE9    35,010    36,950,000  PRN                          x        x
CHARMING SHOPPES 4.75% 2012      CONVERTIBLE BONDS      161133AC7     6,224     6,450,000  PRN                          x        x
CNF 5% 6/12                      CONVERTIBLE PREFERRED  12612V205    24,786       488,400  SHR                          x        x
COMPUTER ASSOCIATES 5% REGISTE   CONVERTIBLE BONDS      204912AR0    80,135    62,000,000  PRN                          x        x
CORNING INC                      CONVERTIBLE BONDS      219350AK1    74,334    60,068,000  PRN                          x        x
COUNTRYWIDE FINANCIAL 0% 2031    CONVERTIBLE BONDS      222372AE4     1,204     1,000,000  PRN                          x        x
DUKE ENERGY 1.75% 2007           CONVERTIBLE BONDS      264399EJ1    36,113    34,850,000  PRN                          x        x
E TRADE GROUP INC                CONVERTIBLE BONDS      269246AD6    22,028    18,000,000  PRN                          x        x
ECHOSTAR COMMUNICATIONS NEW      CONVERTIBLE BONDS      278762AG4    55,649    52,623,000  PRN                          x        x
FIRST DATA CORP 2% 2008          CONVERTIBLE BONDS      319963AD6    13,453    12,500,000  PRN                          x        x
Ford 6.5% 2032 Preferred         CONVERTIBLE PREFERRED  345395206    31,892       570,000  SHR                          x        x
FOUR SEASONS HOTEL 0% 2029       CONVERTIBLE BONDS      35100EAD6    13,940    41,000,000  PRN                          x        x
GENERAL MOTORS 6.25% PFD         PREFERRED STOCK        370442717    29,079       900,000  PRN                          x        x
GENERAL MTRS CORP DEB SR CONV    CONVERTIBLE PREFERRED  370442733    13,415       500,000  SHR                          x        x
GENZYME 3% 2021                  CONVERTIBLE BONDS      372917AK0     5,050     5,000,000  PRN                          x        x
GPS 5.75- 05                     CONVERTIBLE BONDS      364760AJ7   128,610    83,513,000  PRN                          x        x
IMCLONE SYS INC                  CONVERTIBLE BONDS      45245WAD1    15,225    15,000,000  PRN                          x        x
INCO 3.5% 2052 REGISTERED        CONVERTIBLE BONDS      453258AR6    20,145    12,000,000  PRN                          x        x
INTL GAME TECH 0% 2033           CONVERTIBLE BONDS      459902AL6    19,969    25,000,000  PRN                          x        x
ISIS PHARMACEUTICALS 5.5% 2009   CONVERTIBLE BONDS      464337AC8    16,800    20,000,000  PRN                          x        x
KERR-MCGEE 5.25% 2005            CONVERTIBLE BONDS      492386AP2    18,484    17,500,000  PRN                          x        x
L-3 Comm 4% 9/15/11              CONVERTIBLE BONDS      502424AD6    29,975    27,500,000  PRN                          x        x
L-3 COMMUNICATIONS 5.25% 2009    CONVERTIBLE BONDS      502424AB0     5,808     4,600,000  PRN                          x        x
LEAR CORP 0% 2022                CONVERTIBLE BONDS      521865AG0       528     1,000,000  PRN                          x        x
LENNAR CORP                      CORPORATE BONDS        526057AF1       709     1,000,000  PRN                          x        x
Liberty Media 3.25% 3/15/31      CONVERTIBLE BONDS      530715AR2    10,920    10,500,000  PRN                          x        x
LIBERTY MEDIA CORP               CONVERTIBLE BONDS      530715AN1    19,384    23,180,000  PRN                          x        x
MANPOWER 0% 2021                 CONVERTIBLE BONDS      56418HAC4    38,431    55,000,000  PRN                          x        x
NATIONAL AUSTRALIA BK CAP UTS    COMMON STOCK           632525309   122,850     3,250,000  SHR                          x        x
NAVISTAR FNCL 4.75% 2009         CONVERTIBLE BONDS      638902AM8    28,663    26,725,000  PRN                          x        x


NETWORKS ASSOCS INC              CONVERTIBLE BONDS      64123LAB7    44,522    40,940,000  PRN                          x        x
OHIO CAS CORP                    CONVERTIBLE BONDS      677240AC7    17,347    16,600,000  PRN                          x        x
PENNEY JC INC                    CONVERTIBLE BONDS      708160BV7    70,700    64,200,000  PRN                          x        x
PMI GROUP 2.5% 2021              CONVERTIBLE BONDS      69344MAE1    25,909    23,500,000  PRN                          x        x
PROVIDIAN FINL CORP 3.25% 2005   CONVERTIBLE BONDS      74406AAA0     2,679     2,805,000  PRN                          x        x
RADIAN GROUP 2.25% 2022          CONVERTIBLE BONDS      750236AF8    46,246    43,835,000  PRN                          x        x
REDBACK NETWORKS INC             CONVERTIBLE BONDS      757209AB7    58,592    88,440,000  PRN                          x        x
REGENERON 5.5% 10/17/2008        CONVERTIBLE BONDS      75886FAB3    11,098    11,500,000  PRN                          x        x
RGA PREFERRED 5.75%              PREFERRED STOCK        759351307    40,962       700,200  SHR                          x        x
ROYAL CARIBBEAN                  CONVERTIBLE BONDS      780153AM4    41,154    70,500,000  PRN                          x        x
SCHOOL SPECIALTY 6% 2008 REG     CONVERTIBLE BONDS      807863AC9    18,600    16,000,000  PRN                          x        x
STMICROELECTRONICS N V           CORPORATE BONDS        861012AB8     6,825     7,500,000  PRN                          x        x
TYCO 2.75 2018 REG               CONVERTIBLE BONDS      902118BF4     5,493     4,300,000  PRN                          x        x
TYCO INTERNATIONAL 3.125% 2023   CONVERTIBLE BONDS      902118BG2    70,973    51,900,000  PRN                          x        x
UNIVERSAL HEALTH .426% 2020      CONVERTIBLE BONDS      913903AL4     4,464     6,789,000  PRN                          x        x
US CELLULAR                      CONVERTIBLE BONDS      911684AA6    11,616    23,348,000  PRN                          x        x
WEBMD 3.25% 2007                 CONVERTIBLE BONDS      94769MAC9    32,278    27,500,000  PRN                          x        x


                                                                  1,848,205